Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	$ 149,206	$ 233,449	$ 102,593
Cash flows	35,919	(115,131)	92,261
Non-cash flows:
Addition – leases	20,111	117,793	6,250
Foreign exchange adjustments	(8,821)	2,035	21,136
Assets held for sale (Note 34)	(44,794)
Other changes	77	15,168	11,209
Converted to shares		(104,108)
Balance	151,698	149,206	233,449
Liabilities to Credit Institutions
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	5,987	97,187	73,727
Cash flows	46,818	(94,908)	10,477
Non-cash flows:
Foreign exchange adjustments	(292)	773	12,056
Other changes	77	2,935	927
Balance	52,590	5,987	97,187
Shareholder Loans
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		106,118
Cash flows		(10,941)	87,828
Non-cash flows:
Foreign exchange adjustments		3,675	6,957
Other changes		5,256	11,333
Converted to shares		(104,108)
Balance			106,118
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	143,219	30,144	28,866
Cash flows	(10,899)	(9,282)	(6,044)
Non-cash flows:
Addition – leases	20,111	117,793	6,250
Foreign exchange adjustments	(8,529)	(2,413)	2,123
Assets held for sale (Note 34)	(44,794)
Other changes		6,977	(1,051)
Balance	$ 99,108	$ 143,219	$ 30,144